OTHER INCOME, BY FUNCTION - Schedule of other income by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income [Abstract]
Tours	$ 83,187	$ 60,437	$ 36,297
Customs and warehousing	48,517	37,710	27,553
Income from non-airlines products LATAM Pass	19,351	35,904	15,148
Other miscellaneous income	78,879	66,618	69,643
Total	$ 229,934	$ 200,669	$ 148,641